Significant Accounting Policies - Additional Information (Details) $ in Thousands	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018 CNY (¥) ¥ / $	Dec. 31, 2018 CNY (¥) Installment ¥ / Unit ¥ / $	Dec. 31, 2017 CNY (¥) ¥ / Unit	Dec. 31, 2016 CNY (¥) ¥ / Unit	Dec. 31, 2018 USD ($) ¥ / $
Significant Accounting Policies [Line Items]
Impairment loss related to other intangible assets arising from acquisitions			¥ 0	¥ 0	¥ 0
Impairment loss related to goodwill			¥ 0	0	0
Restricted cash description			Restricted cash represents deposits made to the bank for bank acceptance notes (or notes payable) issued by the Group. When the Group issues the bank acceptance notes, the banks requires the Group to make a deposit for 40% or 60% of the face value of the bank acceptance notes issued as collateral.
Accounts receivable, allowance		¥ 0	¥ 0	0
Inventory write-down			0	2,449,000	1,037,000
Impairment loss on equity securities without readily determinable fair value			0	0	0
Impairment losses on equity method Investments			4,133,000	0	0
Impairment losses on available- for-sale investments			¥ 3,457,000	¥ 0	0
Revenues recognition period			9 months
Number of payment installments from customer | Installment			2
Percentage of second installment payment receivable			50.00%
Percentage of installment payments on future net profits				50.00%
Value added tax rate	17.00%	16.00%
Warranty term for products sold to one customer			18 months
Product warranty term for one customer			6 months
Additional warranty term to end users for products sold to one customer			12 months
Warranty term for products sold to end users			12 months
Government subsidies recognized as income			¥ 9,679,000	¥ 6,719,000	¥ 14,726,000
Government deferred subsidy income, current		¥ 8,888,000	8,888,000
Government deferred subsidy income, non-current		56,249,000	56,249,000
Cash and cash equivalents		¥ 1,441,802,000	¥ 1,441,802,000	¥ 366,336,000		$ 209,701
Foreign currency exchange rate | ¥ / $		6.8755	6.8755			6.8755
Company C
Significant Accounting Policies [Line Items]
Percentage of net revenues generated during the period			76.80%	86.60%	93.10%
Company D
Significant Accounting Policies [Line Items]
Percentage of raw materials purchased			38.60%
U.S. Dollar Denominated
Significant Accounting Policies [Line Items]
Cash and cash equivalents		¥ 513,526,000	¥ 513,526,000	¥ 66,494,000	¥ 98,537,000
Selling and Marketing Expenses
Significant Accounting Policies [Line Items]
Advertising Expense			25,362,000	7,586,000	13,474,000
General and Administrative Expenses
Significant Accounting Policies [Line Items]
Transaction (losses)/gains			¥ (7,588,000)	¥ 779,000	¥ (5,773,000)
Minimum
Significant Accounting Policies [Line Items]
Second installment receivable period			30 days
Maximum
Significant Accounting Policies [Line Items]
Second installment receivable period			45 days
Smart Wearable Devices
Significant Accounting Policies [Line Items]
Percentage of sales revenue			66.90%	78.80%	92.10%
Self-branded products and others
Significant Accounting Policies [Line Items]
Percentage of sales revenue			33.10%	21.20%	7.90%
Software Services
Significant Accounting Policies [Line Items]
Best estimated selling price | ¥ / Unit			1.77
Software Services | Minimum
Significant Accounting Policies [Line Items]
Best estimated selling price | ¥ / Unit				0.43	0.43
Software Services | Maximum
Significant Accounting Policies [Line Items]
Best estimated selling price | ¥ / Unit					2.82
Software Upgrades
Significant Accounting Policies [Line Items]
Best estimated selling price | ¥ / Unit			5.68
Software Upgrades | Minimum
Significant Accounting Policies [Line Items]
Best estimated selling price | ¥ / Unit				1.30	1.30
Software Upgrades | Maximum
Significant Accounting Policies [Line Items]
Best estimated selling price | ¥ / Unit				5.69
Trademark and Patents
Significant Accounting Policies [Line Items]
Amortization period			10 years
Measurement Input, Discount Rate
Significant Accounting Policies [Line Items]
Discount rate		0.22	0.22			0.22